Note 22 - Related Party Transactions, Business And Financial Operations (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Related Party Transaction [Line Items]
Income	$ 5,262	$ 2,850	$ 2,446
Expense	391	47	4
Sales of products and services [Domain]
Related Party Transaction [Line Items]
Income	280	111	(20)
Expense	9	49
Braskem S.A. [Member]
Related Party Transaction [Line Items]
Income	2,848	515	130
Quattor Química [Member]
Related Party Transaction [Line Items]
Income	1,477	264
Copesul S.A. [Member]
Related Party Transaction [Line Items]
Income	0		1,218
Petroquímica União S.A. [Member]
Related Party Transaction [Line Items]
Income	0	633	729
Other [Member]
Related Party Transaction [Line Items]
Income	856	1,507	378
Petroleum and Alcohol account receivable from Federal Government (Note 11) [Member]
Related Party Transaction [Line Items]
Income	4	4	8
Marketable securities [Member]
Related Party Transaction [Line Items]
Income	(204)	(184)	3
Financial expenses [Member]
Related Party Transaction [Line Items]
Income	0
Expense	382	(2)
Other expenses, net [Member]
Related Party Transaction [Line Items]
Income	1
Expense			$ 4